Taxation - Summary of Income Tax Paid (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net income tax paid	¥ 18,722	¥ 2,488	¥ 0